Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 271,764	$ 245,947
Short-term deposits	12	735
Marketable securities	11,919	14,138
Trade receivables (net of allowances for doubtful accounts of $ 6,445 and $6,051 as of September 30, 2018 and December 31, 2017, respectively)	416,587	385,778
Prepaid expenses and other accounts receivable	48,628	44,904
Inventories	3,845	3,299
Total current assets	752,755	694,801
LONG-TERM ASSETS:
Deferred taxes	14,478	15,878
Prepaid expenses and other accounts receivable	20,528	16,581
Total long-term assets	35,006	32,459
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD	25,242	25,315
PROPERTY, PLANTS AND EQUIPMENT, NET	29,733	29,807
INTANGIBLE ASSETS, NET	158,360	163,983
GOODWILL	637,477	617,272
Total assets	1,638,573	1,563,637
CURRENT LIABILITIES:
Liabilities to banks and others	128,485	70,819
Debentures	54,798	4,826
Trade payables	95,793	95,339
Deferred revenue and customer advances	59,212	58,905
Employees and payroll accrual	97,756	111,707
Other accounts payable	60,238	53,145
Liabilities in respect of business combinations	5,485	6,811
Redeemable non-controlling interests	37,660	31,395
Total current liabilities	539,427	432,947
LONG-TERM LIABILITIES:
Liabilities to banks and others	89,058	135,616
Debentures, net of current maturities	116,448	133,739
Other long term liabilities	7,447	7,244
Deferred taxes	35,759	36,605
Deferred revenues	5,328	9,340
Liability in respect of business combinations	8,439	4,711
Redeemable non-controlling interests	21,769	21,481
Employee benefit liabilities	8,885	9,032
Total long-term liabilities	293,133	357,768
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares at September 30, 2018 and December 31, 2017; Issued: 15,308,381 and 15,307,402 at September 30, 2018 and December 31, 2017, respectively; Outstanding: 14,739,761 and 14,738,782 at September 30, 2018 and December 31, 2017, respectively	4,187	4,187
Additional paid-in capital	99,733	98,040
Retained earnings	256,671	239,156
Accumulated other comprehensive income	9,016	18,078
Treasury shares (568,620 shares as of September 30, 2018 and December 31, 2017, respectively)	(259)	(259)
Total equity attributable to Formula's shareholders	369,348	359,202
Non-controlling interests	436,665	413,720
Total equity	806,013	772,922
Total liabilities, redeemable non-controlling interest and equity	$ 1,638,573	$ 1,563,637